Subsequent events (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
		Mar. 30, 2017 USD ($)	Mar. 21, 2017 USD ($)	Mar. 08, 2017 USD ($)	Feb. 17, 2017 CNY (¥)	Jan. 19, 2017 CNY (¥)	Apr. 01, 2017 USD ($)	Feb. 17, 2017 USD ($)	Jan. 19, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Subsequent events [Line Items]
Convertible Debt, Current	[1]									¥ 2,768,469	$ 398,742	¥ 0
Short-term Debt [Member]
Subsequent events [Line Items]
Convertible Debt, Current | ¥										¥ 2,768,469		¥ 0
Short-term Debt [Member] | Scenario, Forecast [Member]
Subsequent events [Line Items]
Debt Instrument, Repurchase Amount							$ 399,000
Convertible Debt, Current							$ 1,000
Subsequent event [Member] | Loan Agreement [Member]
Subsequent events [Line Items]
Debt Instrument, Face Amount								$ 60,000	$ 30,000
Line of Credit Facility, Interest Rate Description					3-month LIBOR plus 0.85%, accruing from draw-down	3-month LIBOR plus 1.5%, accruing from draw-down
Line of Credit Facility, Maximum Borrowing Capacity								$ 80,000	$ 80,000
Debt Instrument, Collateral Amount | ¥					¥ 500,000	¥ 500,000
Proceeds from Lines of Credit		$ 15,000	$ 45,000	$ 30,000

[1]	Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.